SEGMENT INFORMATION (Customers Who Accounted For Over 10% Of The Total Consolidated Revenues) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Revenue [Member]
Product Information [Line Items]
Customer A - Sales of manufactured products	18.10%	11.70%	17.00%	12.40%	12.00%